Business Overview and Summary of Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Description of Business

Description of Business. Opexa Therapeutics, Inc. (“Opexa” or “the Company”) was initially incorporated as Sportan United Industries, Inc. (“Sportan”) in Texas in March 1991. In June 2004, PharmaFrontiers Corp. (“PharmaFrontiers”) was acquired by Sportan in a transaction accounted for as a reverse acquisition. PharmaFrontiers’ stockholders were issued Sportan shares in exchange for all of the outstanding common shares of PharmaFrontiers. Concurrent with the transaction, Sportan changed its name to PharmaFrontiers. During its development stage as a biopharmaceutical company, PharmaFrontiers acquired the worldwide exclusive license to a stem cell technology developed at Argonne National Laboratory, a U.S. Department of Energy Laboratory operated by the University of Chicago, in which adult multi-potent stem cells are derived from monocytes obtained from the patient’s own blood (the “Stem Cell License”). A patent application was filed in November 2003 with the United States Patent and Trade Office regarding the technology involved in the Stem Cell License. The initial focus for this technology is the further development of this monocyte-derived stem cell technology as a platform for the in vitro generation of highly specialized cells for potential application in autologous cell therapy for patients with diabetes mellitus (the “Diabetes Program”).

In October 2004, PharmaFrontiers acquired all of the outstanding stock of Opexa Pharmaceuticals, Inc. (“Opexa Pharmaceuticals”), a biopharmaceutical company that previously acquired the exclusive worldwide license from Baylor College of Medicine to an patient specific, autologous T-cell immunotherapy, Tcelna™ (formerly known as Tovaxin®), for the initial treatment of multiple sclerosis (MS). In June 2006, the Company changed its name to Opexa Therapeutics, Inc. from PharmaFrontiers Corp. and, in January 2007, Opexa Therapeutics, Inc., the parent, merged with its wholly owned subsidiary, Opexa Pharmaceuticals with Opexa Therapeutics, Inc. being the surviving company.

In August 2009, Opexa entered into an exclusive agreement with Novartis Institutes for BioMedical Research, Inc. (“Novartis”) whereby Novartis acquired Opexa’s rights to the Stem Cell License and associated technology platform and had full responsibility for funding and carrying out all research, development and commercialization activities. Opexa received an upfront cash payment of $3 million at the time the agreement was entered into and subsequently received $0.5 million as a technology transfer fee milestone. In November 2011, Opexa re-acquired the stem cell assets from Novartis in consideration for releasing Novartis with respect to any further payment obligations owed to Opexa by Novartis. In connection with the re-acquisition of the stem cell assets, a related license agreement with the University of Chicago was re-assigned to Opexa. Opexa and the University of Chicago entered into a Fourth Amended and Restated License Agreement in connection with such assignment to Opexa.

In September 2012, Opexa initiated a Phase IIb clinical trial of Tcelna in patients with secondary progressive MS (“SPMS”). Previously, in September 2008, the Company completed a Phase IIb clinical study of Tcelna in the relapsing-remitting MS (“RRMS”) indication.

Opexa operates in a highly regulated and competitive environment. The manufacturing and marketing of pharmaceutical products require approval from, and are subject to, ongoing oversight by the Food and Drug Administration, or FDA, in the United States, by the European Medicines Agency, or EMA, in the E.U. and by comparable agencies in other countries. Obtaining approval for a new therapeutic product is never certain and may take many years and may involve expenditure of substantial resources. Tcelna is in development stage and Opexa has not applied for a Biologics License Application (BLA) for Tcelna with the FDA nor a similar regulatory licensure in any other country, and thus Tcelna is not approved to be marketed in any country.

Development Stage Company	Development Stage Company. Opexa is considered to be in development stage and has had no commercial revenues to date.
Reverse Stock Split

Reverse Stock Split. In June, 2006, Opexa effected a one-for-ten reverse stock split of its common stock.

On December 14, 2012, Opexa effected a one-for-four reverse stock split of its common stock (the “1:4 Reverse Stock Split”) which decreased the number of common shares issued and outstanding from approximately 23.6 million shares to approximately 5.9 million shares as of December 14, 2012. The number of authorized shares of common stock and preferred stock remained the same following the 1:4 Reverse Stock Split.

Unless otherwise noted, impacted amounts included in the consolidated financial statements and notes thereto have been retroactively adjusted for the stock splits as if such stock splits occurred on the first day of the first period presented. Impacted amounts include shares of common stock issued and outstanding, shares underlying convertible promissory notes, warrants and stock options, shares reserved, conversion prices of convertible securities, exercise prices of warrants or options, and loss per share. There was no impact on preferred or common stock authorized resulting from the 1:4 Reverse Stock Split.

Principals of Consolidation

Principals of Consolidation. The financial statements include the accounts of Opexa and its former wholly-owned subsidiary, Opexa Pharmaceuticals through December 31, 2006. All intercompany accounts and transactions have been eliminated.

The consolidated financial statements include the accounts of Opexa and its wholly owned subsidiary, Opexa Hong Kong Limited (“Opexa Hong Kong”). Opexa Hong Kong was formed in the Hong Kong Special Administrative Region during 2012 in order to facilitate potential development collaborations in the pan-Asian region. Presently, Opexa Hong Kong has not entered into any agreements and has not recognized any revenues as of December 31, 2012. All intercompany transactions and balances between Opexa and Opexa Hong Kong are eliminated in consolidation.

Use of Estimates in Financial Statement Preparation

Use of Estimates in Financial Statement Preparation. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Certain Risks and Concentrations

Certain Risks and Concentrations. Opexa is exposed to risks associated with foreign currency transactions insofar as it has used U.S. dollars to fund Opexa Hong Kong’s bank account denominated in Hong Kong dollars. As the net position of the unhedged Opexa Hong Kong bank account fluctuates, Opexa’s earnings may be negatively affected. In addition, the reported carrying value of the Company’s Hong Kong dollar-denominated assets and liabilities that remain in Opexa Hong Kong will be affected by fluctuations in the value of the U.S. dollar as compared to the Hong Kong dollar. Opexa currently does not utilize forward exchange contracts or any type of hedging instruments to hedge foreign exchange risk as Opexa believes that its overall exposure is relatively limited. As of December 31, 2012, Opexa Hong Kong reported cash and cash equivalents of $3,902 in converted U.S. dollars and does not have any reported liabilities in the consolidated balance sheets.

Cash and Cash Equivalents

Cash and Cash Equivalents. For purposes of the statements of cash flows, cash equivalents include all highly liquid investments with original maturities of three months or less. The primary objectives for the fixed income investment portfolio are liquidity and safety of principal. Investments are made with the objective of achieving the highest rate of return consistent with these two objectives. Opexa’s investment policy limits investments to certain types of instruments issued by institutions primarily with investment grade credit ratings and places restrictions on maturities and concentration by type and issuer.

Supplies Inventory

Supplies Inventory. Reagents and supplies that will be used to manufacture Tcelna and placebo product in Opexa’s Phase IIb clinical study are recorded as other current assets. The inventory of these reagents and supplies are determined at the lower of cost or market value with cost determined under the first-in first-out (FIFO) method.

Long-lived Assets

Long-lived Assets. Property and equipment are stated on the basis of historical cost less accumulated depreciation. Depreciation is provided using the straight-line method over the estimated useful lives of the assets. Major renewals and improvements are capitalized, while minor replacements, maintenance and repairs are charged to current operations. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amount.

Deferred costs

Deferred costs. Opexa incurs costs in connection with a debt or equity offering or in connection with the proceeds pursuant to an execution of a strategic agreement. These costs are recorded as deferred offering or deferred financing costs in the consolidated balance sheets. Such costs may consist of legal, accounting, underwriting fees and other related items incurred through the date of the debt or equity offering or the date of the execution of the strategic agreement. Costs in connection with a debt offering are amortized to interest expense over the term of the note instrument. Costs in connection with the execution of a strategic agreement in which an initial upfront payment is received are offset to the gain recognized in the Consolidated Statements of Expenses. Additional paid in capital includes costs recorded as an offset to proceeds in connection with the completion of an equity offering.

Income Taxes

Income Taxes. Income tax expense is based on reported earnings before income taxes. Deferred income taxes reflect the impact of temporary differences between assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes, and are measured by applying enacted tax rates in effect in years in which the differences are expected to reverse. A valuation allowance is recorded to reduce the net deferred tax asset to zero because it is more likely than not that the deferred tax asset will not be realized. The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained upon an examination.

Stock-Based Compensation

Stock-Based Compensation. Opexa accounts for share-based awards issued to employees and non-employees in accordance with FASB ASC 718. Accordingly, employee share-based payment compensation is measured at the grant date, based on the fair value of the award, and is recognized as an expense over the requisite service period (generally the vesting is over a 3-year period). Additionally, share-based awards to non-employees are expensed over the period in which the related services are rendered at their fair value.

Research and Development

Research and Development. Research and development expenses are expensed in the consolidated statements of expenses as incurred in accordance with FASB ASC 730, Research and Development. Research and development expenses include salaries, related employee expenses, clinical trial expenses, research expenses, consulting fees, and laboratory costs. In instances in which the Company enters into agreements with third parties for research and development activities, Opexa may prepay fees for services at the initiation of the contract. Opexa records the prepayment as a prepaid asset in the consolidated balance sheets and amortizes the asset into research and development expense in the consolidated statements of operations over the period of time the contracted research and development services are performed. Other types of arrangements with third parties may be fixed fee or fee for service, and may include monthly payments or payments upon completion of milestones or deliverables. Opexa expenses the costs of licenses of patents and the prosecution of patents until the issuance of such patents and the commercialization of related products is reasonably assured. Research and development expense for the years ended December 31, 2012 and 2011 was $6,318,476 and $3,340,038, respectively.

Foreign Currency Translation and Transaction Gains and Losses

Foreign Currency Translation and Transaction Gains and Losses. Opexa records foreign currency translation adjustments and transaction gains and losses in accordance with FASB ASC 830, Foreign Currency Matters. For the Company’s operations that have a functional currency other than the U.S. dollar, gains and losses resulting from the translation of the functional currency into U.S. dollars for financial statement presentation are not included in determining net loss, but are accumulated in the cumulative foreign currency translation adjustment account as a separate component of stockholders’ equity, except for intercompany transactions that are of a short-term nature with Opexa Hong Kong that are consolidated, combined or accounted for by the equity method in Opexa’s consolidated financial statements. Opexa Hong Kong has transactions in Hong Kong dollars. Opexa records transaction gains and losses in its consolidated statements of operations related to the recurring measurement and settlement of such transactions. For the year ended December 31, 2012, Opexa did not record any gains and losses resulting from the translation of the functional currency into U.S. dollars and thus did not report any cumulative foreign currency translation adjustments in stockholders’ equity in the consolidated balance sheets.

Net Loss per Share

Net Loss per Share. Basic and diluted net loss per share is calculated based on the net loss attributable to common shareholders divided by the weighted average number of shares outstanding for the period excluding any dilutive effects of options, warrants, unvested share awards and convertible securities.